Commitments (Tables)	9 Months Ended
Mar. 31, 2025
Commitments [Abstract]
Maturity of Committed Amount Payable
As at 31 March 2025, total Group commitments are set out in the table below (excludes shipping and taxes).

	31 Mar 2025	30 Jun 2024
	US$'000	US$'000
Mining Hardware
Amounts payable within 12 months of balance date	145,932	116,982
Other Commitments
Amounts payable within 12 months of balance date	217,948	77,659
Total Commitments	363,880	194,641